Quarterly Financial Information	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

NOTE 29 – Quarterly Financial Information (Unaudited)

	Year Ended December 31, 2017
(in thousands, except per share amounts)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$590,474	$633,340	$620,932	$697,335
Interest income	100,953	108,951	117,862	126,615
Total revenues	691,427	742,291	738,794	823,950
Interest expense	15,896	16,644	17,625	19,865
Net revenues	675,531	725,647	721,169	804,085
Total non-interest expenses	596,512	642,449	613,030	804,905
Income before income tax expense	79,019	83,198	108,139	(820)
Provision for income taxes	13,507	30,387	41,603	1,168
Net income	65,512	52,811	66,536	(1,988)
Preferred dividends	2,344	2,344	2,343	2,344
Net income available to common shareholders	$63,168	$50,467	$64,193	$(4,332)
Earnings per common share (1)
Basic	$0.92	$0.74	$0.94	$(0.06)
Diluted	$0.78	$0.63	$0.79	$(0.06)

Weighted-average number of common shares outstanding:
Basic	68,386	68,556	68,522	68,782
Diluted	80,695	80,021	80,881	68,782
Cash dividends declared per common share	$—	$—	$0.10	$0.10

	Year Ended December 31, 2016
(in thousands, except per share amounts)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Operating revenues	$571,299	$603,627	$586,488	$586,665
Interest income	62,786	65,780	74,881	90,844
Total revenues	634,085	669,407	661,369	677,509
Interest expense	14,111	17,262	19,383	16,118
Net revenues	619,974	652,145	641,986	661,391
Total non-interest expenses	576,061	636,352	614,004	606,497
Income before income tax expense	43,913	15,793	27,982	54,894
Provision for income taxes	16,858	6,022	10,168	28,014
Net income	27,055	9,771	17,814	26,880
Preferred dividends	—	—	1,563	2,343
Net income available to common shareholders	$27,055	$9,771	$16,251	$24,537
Earnings per common share
Basic	$0.40	$0.15	$0.24	$0.37
Diluted	$0.36	$0.13	$0.21	$0.31
Weighted-average number of common shares outstanding:
Basic	67,579	66,792	66,482	66,636
Diluted	76,086	75,982	77,544	79,539
Cash dividends declared per common share	$—	$—	$—	$—